Commitments and Contingencies (Narrative) (Details) (USD $)	12 Months Ended			3 Months Ended
	Dec. 31, 2014 sqft	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2015
Long-term Purchase Commitment [Line Items]
Purchase commitments	$ 62,000,000
Purchases, Margin Reduction of Commitment Amount	2,100,000	7,100,000
Granted (shares)	347,000
Loss Contingency Accrual, Period Increase (Decrease)		11.4
Operating Leases, Area	53,512
Standby Letters of Credit [Member]
Long-term Purchase Commitment [Line Items]
Number of irrevocable standby letters of credit	6
Maximum capacity to guarantee under existing letters of credit	6,400,000
Irrevocable standby letters of credit, amount outstanding	0
Manufacturing and Service Agreement as Part of Asset Acquisition [Member]
Long-term Purchase Commitment [Line Items]
Purchase commitments	15,800,000
Purchase obligation, term	5 years
Minimum margin to be paid	25,000,000
Operating Lease [Member]
Long-term Purchase Commitment [Line Items]
Lease Extension Period	5 years
Operating Leases, Rent Expense	$ 16,800,000	$ 12,300,000	$ 9,000,000
Paramount [Member]
Long-term Purchase Commitment [Line Items]
Granted (shares)	300,000
Scenario, Forecast [Member] | Paramount [Member]
Long-term Purchase Commitment [Line Items]
Granted (shares)				50,000